Note 10 - Retirement Plans - Plan Assets (Details)	Mar. 31, 2022	Mar. 31, 2021
Target Allocation	100.00%
Percentage of Plan Assets	100.00%	100.00%
Defined Benefit Plan, Equity Securities [Member]
Target Allocation	19.00%
Percentage of Plan Assets	21.00%	48.00%
Defined Benefit Plan, Debt Security [Member]
Target Allocation	72.00%
Percentage of Plan Assets	61.00%	50.00%
Defined Benefit Plan, Real Estate [Member]
Target Allocation	6.00%
Percentage of Plan Assets	7.00%	0.00%
Defined Benefit Plan, Cash [Member]
Target Allocation	0.00%
Percentage of Plan Assets	7.00%	2.00%
Defined Benefit Plan, Other [Member]
Target Allocation	3.00%
Percentage of Plan Assets	4.00%	0.00%